Collaboration Agreements - Additional Information (Details) € in Millions					12 Months Ended
	Apr. 03, 2014	Dec. 14, 2011 USD ($) Serotype	Aug. 18, 2009 USD ($)	Mar. 12, 2009 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 USD ($) Dose	Dec. 31, 2012 USD ($)
Accrued royalties, current					$ 9,000		$ 0	$ 8,000
Milestone fee recorded research and development expenses					611,000	€ 0.5		568,000	€ 0.5
Payments to acquire productive assets					0		87,000	84,000
Tianjing Can Sino Biotechnology Inc | Technology Transfer Agreement
Term of Collaboration Agreement				8 years
Collaborative arrangements and noncollaborative arrangement payment for transfer of additional serotypes and related technology		$ 300,000
Number of additional serotypes signed for transfer | Serotype		6
Collaborative arrangements and noncollaborative arrangement milestone payments incurred								1,200,000
Collaborative arrangements and noncollaborative arrangement milestone payments incurred for agreement before amendment								1,000,000
Collaborative arrangements and noncollaborative arrangement milestone payments incurred for amended agreement										$ 200,000
Tianjing Can Sino Biotechnology Inc | Technology Transfer Agreement | Maximum [Member]
Collaborative arrangements and noncollaborative arrangement milestone payments				$ 3,000,000
Royalty payment on net sales				10.00%
Tianjing Can Sino Biotechnology Inc | Technology Transfer Agreement | Minimum [Member]
Royalty payment on net sales				6.00%
Tianjing Can Sino Biotechnology Inc | Technology Transfer Agreement Third Amendment
Collaborative arrangements and noncollaborative arrangement milestone payments incurred					0		0	300,000
National Institute of Health | Patent License Agreement
Term of Collaboration Agreement			8 years
Collaborative arrangements and noncollaborative arrangement license issue royalty			$ 80,000
Collaborative arrangements and noncollaborative arrangement license royalty payments upon achievement of each benchmark					330,000
Royalty expense					16,000		0	$ 0
National Institute of Health | Patent License Agreement | Maximum [Member]
Royalty payment on net sales			4.00%
National Institute of Health | Patent License Agreement | Minimum [Member]
Royalty payment on net sales			1.50%
Collaborative arrangements and noncollaborative arrangement non refundable annual royalty			$ 8,000
Medimmune LLC | H5N1 Licenses
Collaborative arrangements and noncollaborative arrangement milestone payments incurred					$ 9,900,000
Collaborative arrangements and noncollaborative arrangement licenses fees and royalties paid													$ 3,400,000
Accrued royalties, current												$ 1,036,000
Number of doses of vaccines from Chinese government | Dose												3,000,000
Institute for Translational Vaccinology
Term of Collaboration Agreement	50 years
Collaborative arrangements and noncollaborative arrangement milestone payments | €											€ 1.5
Collaborative arrangements and noncollaborative arrangement entrance fees and milestone payments										2,406,000
Entrance fee recorded as research and development expense										665,000	0.5
Expense incurred or paid							$ 0
Institute for Translational Vaccinology | Sabin Inactivated Polio Vaccine
Payment made recorded as research and development expense										$ 125,000	€ 94.0